Foreign Exchange (Gain) Loss, Net	12 Months Ended
Dec. 31, 2014
Foreign Currency [Abstract]
Foreign Exchange (Gain) Loss, Net

6Foreign Exchange (Gain) Loss, Net

For the years ended December 31	2014	2013	2012

Unrealized Foreign Exchange (Gain) Loss on:
Translation of U.S. dollar debt issued from Canada	$456	$349	$(131)
Translation of U.S. dollar risk management contracts
issued from Canada	(16)	(19)	19
	440	330	(112)
Foreign Exchange on Intercompany Transactions	28	-	4
Other Monetary Revaluations and Settlements	(65)	(5)	1
	$403	$325	$(107)